SEGMENT REPORTING (Details 2) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 143,654	$ 113,533
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	131,625	100,454
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 12,029	$ 13,079